Consolidation of Subsidiaries - Summary of Consolidated Financial Statements of Group include the Subsidiaries (Details))	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Dlocal Group Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Malta
Principal activities	Holding Company
Ownership interest held by the group	100.00%	100.00%
Dlocal Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Malta
Principal activities	Payments provider
Ownership interest held by the group	99.999%	99.999%
Ownership interest held by non-controlling interests	0.001%	0.001%
Dlocal Markets Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Malta
Principal activities	Holding Company
Ownership interest held by the group	100.00%	100.00%
Dlocal Hold Ops Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Cayman Islands
Principal activities	Holding Company
Ownership interest held by the group	100.00%	100.00%
Dlocal LLP
Disclosure of subsidiaries [line items]
Country of incorporation	United Kingdom
Principal activities	Payments provider
Ownership interest held by the group	100.00%	99.999%
Ownership interest held by non-controlling interests		0.001%
Dlocal Corp LLP
Disclosure of subsidiaries [line items]
Country of incorporation	United Kingdom
Principal activities	Payments provider
Ownership interest held by the group	100.00%	99.999%
Ownership interest held by non-controlling interests		0.001%
Dlocal OpCo UK LTD
Disclosure of subsidiaries [line items]
Country of incorporation	United Kingdom
Principal activities	Payments & Service provider
Ownership interest held by the group	100.00%	100.00%
Dlocal Technologies S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Uruguay
Principal activities	Service provider
Ownership interest held by the group	100.00%	100.00%
Dlocal Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Uruguay
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal PTE Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Principal activities	Holding Company & Service provider
Ownership interest held by the group	100.00%	100.00%
Dlocal Argentina S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Principal activities	Collection entity & Service provider
Ownership interest held by the group	100.00%	100.00%
Demerge Arg. S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Principal activities	Service provider
Ownership interest held by the group	100.00%	100.00%
Dlocal Services Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Services Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
DLocal Bangladesh Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Bangladesh
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Bolivia S.R.L.
Disclosure of subsidiaries [line items]
Country of incorporation	Bolivia
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Brasil Holding Financeira
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Holding Company
Ownership interest held by the group	100.00%	100.00%
Dlocal Brasil Instituicao de Pagamento S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Brasil Facilitadora de Pagamentos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Webpay Brasil Pagamentos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Cameroun SARL
Disclosure of subsidiaries [line items]
Country of incorporation	Cameroon
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation	Chile
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation	Chile
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Pagos y Servicios Limitada
Disclosure of subsidiaries [line items]
Country of incorporation	Chile
Principal activities	Collection entity
Ownership interest held by the group	100.00%	99.00%
Ownership interest held by non-controlling interests		1.00%
FCA Chile 2 Spa
Disclosure of subsidiaries [line items]
Country of incorporation	Chile
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation	Colombia
Principal activities	Collection entity & Service provider
Ownership interest held by the group	100.00%	100.00%
Demerge Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation	Colombia
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Kupa Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation	Colombia
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Costa Rica SRL
Disclosure of subsidiaries [line items]
Country of incorporation	Costa Rica
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerege Ecuador S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Ecuador
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Egypt LLC
Disclosure of subsidiaries [line items]
Country of incorporation	Egypt
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal El Salvador S.A de C.V.
Disclosure of subsidiaries [line items]
Country of incorporation	El Salvador
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
dLocal Ghana Limited Company
Disclosure of subsidiaries [line items]
Country of incorporation	Ghana
Principal activities	Collection entity
Ownership interest held by the group	70.00%	70.00%
Ownership interest held by non-controlling interests	30.00%	30.00%
Demerge Guatemala S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Guatemala
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Honduras S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Honduras
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Depansum Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation	India
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal India Pvt Limited
Disclosure of subsidiaries [line items]
Country of incorporation	India
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Guisol Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation	India
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
PT Dlocal Solutions Indonesia
Disclosure of subsidiaries [line items]
Country of incorporation	Indonesia
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Israel Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Israel
Principal activities	Service provider
Ownership interest held by the group	100.00%	100.00%
Dlocal SARL
Disclosure of subsidiaries [line items]
Country of incorporation	Ivory Coast
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Japan Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	Japan
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Payments Kenya Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Kenya
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Depansum Malaysia SDN. BHD.
Disclosure of subsidiaries [line items]
Country of incorporation	Malaysia
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Country of incorporation	Mexico
Principal activities	Collection entity
Ownership interest held by the group	100.00%	99.90%
Ownership interest held by non-controlling interests		0.10%
Dlocal Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation	Mexico
Principal activities	Collection entity
Ownership interest held by the group	100.00%	99.90%
Ownership interest held by non-controlling interests		0.10%
Dlocal Technologies Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation	Mexico
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
DLocal Morocco SARL AU
Disclosure of subsidiaries [line items]
Country of incorporation	Morocco
Principal activities	Collection entity
Ownership interest held by the group	98.50%	98.50%
Ownership interest held by non-controlling interests	1.50%	1.50%
Demerge Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Nigeria
Principal activities	Collection entity & Service provider
Ownership interest held by the group	100.00%	100.00%
Dlocal Panama S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Panama
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Paraguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Paraguay
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Peru S.A.C.
Disclosure of subsidiaries [line items]
Country of incorporation	Peru
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Depansum Peru S.A.C
Disclosure of subsidiaries [line items]
Country of incorporation	Peru
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Payments Philippines Incorporated
Disclosure of subsidiaries [line items]
Country of incorporation	Philippines
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Republica Dominicana SAS
Disclosure of subsidiaries [line items]
Country of incorporation	Dominican Republic
Principal activities	Collection entity
Ownership interest held by the group	100.00%	99.99%
Ownership interest held by non-controlling interests		0.01%
Dlocal Rwanda Ltd.
Disclosure of subsidiaries [line items]
Country of incorporation	Rwanda
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Depansum PTY Limited
Disclosure of subsidiaries [line items]
Country of incorporation	South Africa
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
DLP South Africa PTY Ltd.
Disclosure of subsidiaries [line items]
Country of incorporation	South Africa
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Tanzania LTD
Disclosure of subsidiaries [line items]
Country of incorporation	Tanzania
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge (Thailand) Co. LTD
Disclosure of subsidiaries [line items]
Country of incorporation	Thailand
Principal activities	Collection entity
Ownership interest held by the group	49.00%	49.00%
Ownership interest held by non-controlling interests	51.00%	51.00%
Dlocal Uganda LTD
Disclosure of subsidiaries [line items]
Country of incorporation	Uganda
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Payment Services L.L.C.
Disclosure of subsidiaries [line items]
Country of incorporation	United Arab Emirates
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal US LLC
Disclosure of subsidiaries [line items]
Country of incorporation	United States of America
Principal activities	Service provider
Ownership interest held by the group	100.00%	100.00%
Dlocal Holding Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Uruguay
Principal activities	Holding Company
Ownership interest held by the group	100.00%	100.00%
Demerge Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Uruguay
Principal activities	Service provider
Ownership interest held by the group	100.00%	100.00%
Dlocal Services Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Uruguay
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Vietnam Company Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Vietnam
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Depansum Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Demerge Espana SL
Disclosure of subsidiaries [line items]
Country of incorporation	Spain
Principal activities	Service provider
Ownership interest held by the group	100.00%	100.00%
Demerge Senegal SAURL
Disclosure of subsidiaries [line items]
Country of incorporation	Senegal
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
PT Dlocal Services Gateway
Disclosure of subsidiaries [line items]
Country of incorporation	Indonesia
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
PT Dlocal Payment Solutions (Indonesia)
Disclosure of subsidiaries [line items]
Country of incorporation	Indonesia
Principal activities	Collection entity
Ownership interest held by the group	85.00%	85.00%
Ownership interest held by non-controlling interests	15.00%	15.00%
Depansum Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Kenya
Principal activities	Collection entity
Ownership interest held by the group	99.00%	99.00%
Ownership interest held by non-controlling interests	1.00%	1.00%
Dlocal Developments Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Principal activities	Finance entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Payments Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation	India
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Zubisokan Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Nigeria
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Kupa IMTO Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Nigeria
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Arabia Financial Technology Company
Disclosure of subsidiaries [line items]
Country of incorporation	Saudi Arabia
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Opco Ireland Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	Ireland
Principal activities	Payments provider
Ownership interest held by the group	100.00%	100.00%
Dlocal Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation	India
Principal activities	Collection entity
Ownership interest held by the group	100.00%	100.00%
Dlocal Nicaragua S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Nicaragua
Principal activities	Collection entity
Ownership interest held by the group	100.00%
Dlocal Malaysia Sdn. Bhd.
Disclosure of subsidiaries [line items]
Country of incorporation	Malaysia
Principal activities	Collection entity
Ownership interest held by the group	100.00%
CRI Demerge Costa Rica SRL
Disclosure of subsidiaries [line items]
Country of incorporation	Costa Rica
Principal activities	Collection entity
Ownership interest held by the group	100.00%
Demerge Singapore PTE Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Principal activities	Collection entity
Ownership interest held by the group	100.00%
Olmerix S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Uruguay
Principal activities	Finance entity
Ownership interest held by the group	100.00%
Shanghai Demerge Consulting Co. Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	China
Principal activities	Service provider
Ownership interest held by the group	100.00%
Dlocal Pakistan (Private) Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Pakistan
Principal activities	Collection entity
Ownership interest held by the group	100.00%
Dlocal Solutions Inc
Disclosure of subsidiaries [line items]
Country of incorporation	Philippines
Principal activities	Collection entity
Ownership interest held by the group	99.99999%
Ownership interest held by non-controlling interests	0.00001%
dLocal (DIFC) Limited
Disclosure of subsidiaries [line items]
Country of incorporation	United Arab Emirates
Principal activities	Collection entity
Ownership interest held by the group	100.00%